Properties. Plant and Equipment (Details 3) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount of recognized assets cost	$ 83,091	$ 99,261
Motor Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount of recognized assets cost	34	35
Office Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount of recognized assets cost	2,628	2,661
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount of recognized assets cost	79,700	95,826
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount of recognized assets cost	$ 729	$ 739